Shareholder Report, Holdings (Details)	Apr. 30, 2026
Conservative Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Conservative Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Conservative Allocation Fund Class A | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Conservative Allocation Fund Class A | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Conservative Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Conservative Allocation Fund Class A | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Conservative Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Conservative Allocation Fund Class A | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class A | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Conservative Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Conservative Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Conservative Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Conservative Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
Moderate Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Moderate Allocation Fund Class A | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderate Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderate Allocation Fund Class A | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderate Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Moderate Allocation Fund Class A | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Moderate Allocation Fund Class A | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderate Allocation Fund Class A | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Moderate Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Moderate Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Moderate Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Moderate Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
Aggressive Allocation Fund Class A | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Aggressive Allocation Fund Class A | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Allocation Fund Class A | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Aggressive Allocation Fund Class A | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aggressive Allocation Fund Class A | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Aggressive Allocation Fund Class A | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Aggressive Allocation Fund Class A | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Aggressive Allocation Fund Class A | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Aggressive Allocation Fund Class A | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aggressive Allocation Fund Class A | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aggressive Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Aggressive Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Aggressive Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Aggressive Allocation Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Diversified Income Fund Class A | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diversified Income Fund Class A | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Diversified Income Fund Class A | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Diversified Income Fund Class A | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Diversified Income Fund Class A | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Diversified Income Fund Class A | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Diversified Income Fund Class A | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Diversified Income Fund Class A | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Diversified Income Fund Class A | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diversified Income Fund Class A | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Diversified Income Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diversified Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diversified Income Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Tax-Free National Fund Class Y | Mobile County, 5.000%, due 02/01/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Tax-Free National Fund Class Y | City of Burlington WI, 4.000%, due 04/01/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tax-Free National Fund Class Y | Cook County School District No. 111 Burbank, 5.000%, due 12/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free National Fund Class Y | Medical Center Educational Building Corp., 5.000%, due 06/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free National Fund Class Y | Southampton County Industrial Development Authority, 5.000%, due 06/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free National Fund Class Y | West Virginia Economic Development Authority, 5.000%, due 07/01/37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Tax-Free National Fund Class Y | Eastern Kentucky University, 5.000%, due 04/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Tax-Free National Fund Class Y | Hialeah Utility System, 5.000%, due 10/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tax-Free National Fund Class Y | Isle Wight County Industrial Development Authority, 5.250%, due 07/01/48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tax-Free National Fund Class Y | Wisconsin Health & Educational Facilities Authority, 4.000%, due 11/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Tax-Free National Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tax-Free National Fund Class Y | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.875%, due 10/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 06/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.625%, due 05/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.375%, due 11/30/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 12/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.500%, due 05/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 07/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Quality Bond Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Quality Bond Fund Class Y | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
High Quality Bond Fund Class Y | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
High Quality Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.875%, due 10/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 06/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.625%, due 05/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.375%, due 11/30/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 12/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.500%, due 05/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 07/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
High Quality Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
High Quality Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
High Quality Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
High Quality Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund Class A | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class A | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class A | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class A | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class A | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class A | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class A | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class A | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class A | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class A | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Core Bond Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Core Bond Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class A | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Core Bond Fund Class A | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Core Bond Fund Class A | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class Y | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class Y | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class Y | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class Y | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class Y | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Core Bond Fund Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Fund Class Y | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Core Bond Fund Class Y | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class Y | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Core Bond Fund Class Y | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Core Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class I | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class I | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class I | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class I | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class I | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Core Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Class R6 | U.S. Treasury Notes, 4.000%, due 02/29/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Core Bond Class R6 | U.S. Treasury Notes, 4.000%, due 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Class R6 | U.S. Treasury Notes, 3.875%, due 11/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Class R6 | U.S. Treasury Notes, 4.625%, due 09/30/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Class R6 | U.S. Treasury Notes, 4.250%, due 06/30/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Class R6 | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Class R6 | U.S. Treasury Notes, 4.125%, due 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Class R6 | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Class R6 | U.S. Treasury Bonds, 4.625%, due 05/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Class R6 | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Core Bond Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Core Bond Class R6 | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Core Bond Class R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Class R6 | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Core Bond Class R6 | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Core Bond Class R6 | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Covered Call & Equity Income Fund Class A | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Covered Call & Equity Income Fund Class A | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class A | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class A | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Covered Call & Equity Income Fund Class A | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class A | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class A | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class A | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Covered Call & Equity Income Fund Class A | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class A | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Covered Call & Equity Income Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Covered Call & Equity Income Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Covered Call & Equity Income Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Covered Call & Equity Income Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Covered Call & Equity Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class A | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Covered Call & Equity Income Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Covered Call & Equity Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Covered Call & Equity Income Fund Class Y | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Covered Call & Equity Income Fund Class Y | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class Y | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class Y | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Covered Call & Equity Income Fund Class Y | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class Y | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class Y | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class Y | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Covered Call & Equity Income Fund Class Y | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class Y | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Covered Call & Equity Income Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Covered Call & Equity Income Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Covered Call & Equity Income Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Covered Call & Equity Income Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Covered Call & Equity Income Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class Y | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Covered Call & Equity Income Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Covered Call & Equity Income Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Covered Call & Equity Income Fund Class I | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Covered Call & Equity Income Fund Class I | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class I | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class I | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Covered Call & Equity Income Fund Class I | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class I | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class I | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class I | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Covered Call & Equity Income Fund Class I | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class I | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Covered Call & Equity Income Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Covered Call & Equity Income Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Covered Call & Equity Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Covered Call & Equity Income Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Covered Call & Equity Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class I | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Covered Call & Equity Income Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Covered Call & Equity Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Covered Call & Equity Income Fund Class R6 | Transocean Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Covered Call & Equity Income Fund Class R6 | Matador Resources Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class R6 | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class R6 | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Covered Call & Equity Income Fund Class R6 | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class R6 | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Covered Call & Equity Income Fund Class R6 | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Covered Call & Equity Income Fund Class R6 | Constellation Brands, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Covered Call & Equity Income Fund Class R6 | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Covered Call & Equity Income Fund Class R6 | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Covered Call & Equity Income Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Covered Call & Equity Income Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Covered Call & Equity Income Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Covered Call & Equity Income Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Covered Call & Equity Income Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Covered Call & Equity Income Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Covered Call & Equity Income Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Covered Call & Equity Income Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class R6 | Equity Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Covered Call & Equity Income Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Covered Call & Equity Income Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Dividend Income Fund Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dividend Income Fund Class A | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dividend Income Fund Class A | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class A | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class A | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class A | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dividend Income Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Dividend Income Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dividend Income Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dividend Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dividend Income Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Dividend Income Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Income Fund Class Y | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class Y | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class Y | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dividend Income Fund Class Y | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class Y | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class Y | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dividend Income Fund Class Y | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class Y | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class Y | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class Y | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dividend Income Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Dividend Income Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dividend Income Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dividend Income Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dividend Income Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Dividend Income Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Income Fund Class I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Class I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dividend Income Fund Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dividend Income Fund Class I | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Class I | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class I | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dividend Income Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Dividend Income Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dividend Income Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dividend Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dividend Income Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Dividend Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Dividend Income Fund Cass R6 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Cass R6 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dividend Income Fund Cass R6 | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dividend Income Fund Cass R6 | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Cass R6 | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Cass R6 | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dividend Income Fund Cass R6 | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Cass R6 | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dividend Income Fund Cass R6 | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Cass R6 | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Cass R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Dividend Income Fund Cass R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Dividend Income Fund Cass R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Cass R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dividend Income Fund Cass R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Dividend Income Fund Cass R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Dividend Income Fund Cass R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Cass R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dividend Income Fund Cass R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Dividend Income Fund Cass R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Cass R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Cap Fund Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Cap Fund Class A | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Cap Fund Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Large Cap Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Fund Class A | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Fund Class A | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class A | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Fund Class A | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Fund Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class A | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Large Cap Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Large Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Large Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class Y | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Cap Fund Class Y | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Cap Fund Class Y | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Large Cap Fund Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Fund Class Y | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Fund Class Y | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class Y | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Fund Class Y | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Fund Class Y | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class Y | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Large Cap Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Large Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Large Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Cap Fund Class I | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Cap Fund Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Large Cap Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Fund Class I | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class I | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Fund Class I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Fund Class I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class I | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Large Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Large Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Large Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Fund Class R6 | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Cap Fund Class R6 | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Large Cap Fund Class R6 | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Large Cap Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Fund Class R6 | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Fund Class R6 | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Fund Class R6 | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Fund Class R6 | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Fund Class R6 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Fund Class R6 | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Large Cap Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Large Cap Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Large Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Large Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Mid Cap Fund Class A | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class A | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Mid Cap Fund Class A | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class A | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class A | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class A | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class A | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class A | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class A | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class A | Moelis & Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Mid Cap Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Mid Cap Fund Class Y | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class Y | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Mid Cap Fund Class Y | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class Y | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class Y | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class Y | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class Y | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class Y | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class Y | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class Y | Moelis & Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Mid Cap Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Mid Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class I | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Mid Cap Fund Class I | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class I | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class I | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class I | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class I | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class I | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class I | Moelis & Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Mid Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Mid Cap Fund Class R6 | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class R6 | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Mid Cap Fund Class R6 | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Mid Cap Fund Class R6 | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class R6 | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class R6 | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class R6 | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mid Cap Fund Class R6 | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid Cap Fund Class R6 | CDW Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class R6 | Moelis & Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Mid Cap Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mid Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Mid Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mid Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Small Cap Fund Class A | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class A | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Small Cap Fund Class A | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund Class A | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund Class A | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small Cap Fund Class A | Power Integrations, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class A | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class A | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class A | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class A | Viavi Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small Cap Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Small Cap Fund Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Small Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Small Cap Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Small Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Small Cap Fund Class A | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Small Cap Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small Cap Fund Class Y | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Small Cap Fund Class Y | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund Class Y | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund Class Y | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small Cap Fund Class Y | Power Integrations, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class Y | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class Y | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class Y | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class Y | Viavi Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small Cap Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Small Cap Fund Class Y | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Small Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Small Cap Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Small Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Small Cap Fund Class Y | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Small Cap Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small Cap Fund Class I | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Small Cap Fund Class I | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund Class I | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund Class I | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small Cap Fund Class I | Power Integrations, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class I | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class I | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class I | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class I | Viavi Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small Cap Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Small Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Small Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Small Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Small Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Small Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Small Cap Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small Cap Fund Class R6 | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Small Cap Fund Class R6 | Scotts Miracle-Gro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund Class R6 | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund Class R6 | Hayward Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small Cap Fund Class R6 | Power Integrations, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class R6 | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class R6 | Core & Main, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class R6 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Fund Class R6 | Viavi Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small Cap Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Small Cap Fund Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Small Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Small Cap Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Small Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Small Cap Fund Class R6 | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Small Cap Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%